LONG-TERM DEBT AND CREDIT FACILITY - Senior Notes (Details) - USD ($)			12 Months Ended
	Sep. 23, 2020	Sep. 08, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 29, 2020
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised			$ 31,400,000	$ 24,500,000
Long-term debt			450,000,000.0	450,000,000.0
Assets			3,971,600,000	4,154,300,000
Loss on redemption of 7% senior notes			0	22,500,000
Carrying Amount
Disclosure of detailed information about borrowings [line items]
Assets			728,600,000	1,078,100,000
Carrying Amount | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Assets			1,500,000	8,400,000
5.75% senior notes
Disclosure of detailed information about borrowings [line items]
Face amount	$ 450,000,000
Borrowing costs capitalised	$ 7,500,000
Percentage of principal amount redeemed utilizing equity offering proceeds	40.00%
Redemption price percentage utilizing equity offering proceeds	101.00%
Long-term debt	$ 454,200,000		$ 450,000,000.0	$ 450,000,000.0
5.75% senior notes | Prior to October 15, 2023
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	100.00%
5.75% senior notes | October 15, 2023
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	104.313%
5.75% senior notes | October 15, 2024
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	102.875%
5.75% senior notes | October 15, 2025
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	101.438%
5.75% senior notes | October 15, 2026 and thereafter
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	100.00%
5.75% senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%		5.75%	5.75%
7.0% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowing redeemed					$ 421,300,000
Loss on redemption of 7% senior notes		$ 22,500,000
7.0% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate		7.00%		7.00%